Document and Entity Information	Aug. 26, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2019
Entity Registrant Name	APARTMENT INVESTMENT & MANAGEMENT CO
Entity Central Index Key	0000922864
Entity Emerging Growth Company	false
Entity File Number	1-13232
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-1259577
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1100
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	757-8101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Aimco Investment and Management Company Class A Common Stock
Trading Symbol	AIV
Name of each exchange on which registered	NYSE